Borrowings (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amount [Abstract]
Federal Home Loan Bank advances	$ 55,280,000	$ 20,448,000
Weighted Average Rate [Abstract]
Subordinated debentures	13,403,000	13,403,000
Line of credit facility amount outstanding	55,300,000
Federal Home Loan Bank Repurchase Agreements [Member]
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	May 31, 2013
Borrowed funds	0	5,000,000
Weighted Average Rate [Abstract]
Weighted Average Rate (in hundredths)	0.00%	2.65%
Other Repurchase Agreements [Member]
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	Jul. 31, 2013
Borrowed funds	0	5,000,000
Weighted Average Rate [Abstract]
Weighted Average Rate (in hundredths)	0.00%	4.91%
Federal Home Loan Bank Advances [Member]
Amount [Abstract]
Advances maturing in less than one year	19,900,000	0
Advances maturing in one to three years	18,380,000	20,448,000
Advances maturing in three to five years	17,000,000	0
Advances maturing in five to ten years	0	0
Federal Home Loan Bank advances	55,280,000	20,448,000
Weighted Average Rate [Abstract]
Advances maturing in less than one year (in hundredths)	1.18%	0.00%
Advances maturing in one to three years (in hundredths)	0.90%	1.29%
Advances maturing in three to five years (in hundredths)	1.75%	0.00%
Advances maturing in five to ten years (in hundredths)	0.00%	0.00%
Line of credit facility maximum borrowing capacity	85,900,000
Subordinated Debentures [Member]
Weighted Average Rate [Abstract]
Subordinated debentures	13,403,000	13,403,000
Subordinated Debentures [Member] | Parke Capital Trust I [Member]
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	Nov. 30, 2035
Weighted Average Rate [Abstract]
Subordinated debentures	5,155,000	5,155,000
Weighted Average Rate (in hundredths)	1.90%	1.94%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount	5,000,000
Description of variable rate basis	three-month LIBOR plus 1.66%
Basis spread on variable rate (in hundredths)	1.66%
Proceeds from debentures allocated to paid in capital at bank	4,200,000
Proceeds from debentures retained at company for future use	955,000
Subordinated Debentures [Member] | Parke Capital Trust II [Member]
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	Nov. 30, 2035
Weighted Average Rate [Abstract]
Subordinated debentures	5,155,000	5,155,000
Weighted Average Rate (in hundredths)	1.90%	1.94%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount	5,000,000
Description of variable rate basis	three-month LIBOR plus 1.66%
Basis spread on variable rate (in hundredths)	1.66%
Proceeds from debentures allocated to paid in capital at bank	4,200,000
Proceeds from debentures retained at company for future use	955,000
Subordinated Debentures [Member] | Parke Capital Trust III [Member]
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	Sep. 30, 2037
Weighted Average Rate [Abstract]
Subordinated debentures	3,093,000	3,093,000
Weighted Average Rate (in hundredths)	1.74%	1.80%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount	$ 3,000,000
Description of variable rate basis	three-month LIBOR plus 1.50%
Basis spread on variable rate (in hundredths)	1.50%